Senior Debentures and Innovative Capital Instruments - Innovative Capital Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sun Life ExchangEable Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 200	$ 200
Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 200
Annual Yield | Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Annual yield	7.093%
Government of Canada Bond Yield | Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%
Non-Cumulative Perpetual Preferred Shares | Sun Life ExchangEable Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares)	40
Non-Cumulative Perpetual Preferred Shares | Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares)	40